COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum maintenance payments due

Year	Minimum Amount Due
2012	$80,000
2013	80,000
2014	80,000
2015	80,000
2016	40,000
Thereafter	80,000